Leases - Summary of Amounts Recognized in Statements of Operations With Respect to Lease Contracts (Detail) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Presentation of leases for lessee [abstract]
Depreciation expense of right of use assets	£ 251	£ 266	£ 268
Interest expense on lease liabilities	21	18	26
Total amount recognized in statements of operations	£ 272	£ 284	£ 294